Schedule of Investments
March 31, 2026 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.38%

Aerospace & Defense - 4.88%
GE Aerospace	1,600	454,032

Computer Communications Equipment - 5.82%
Arista Networks, Inc. (2)	4,400	540,232

Construction Machinery & Equipment - 5.35%
Caterpillar, Inc.	700	495,922

Electronic Compnents, NEC - 6.48%
Vertiv Holdings Co.	2,400	601,392

Electronic Computers - 6.56%
Apple, Inc.	2,400	609,096

Insurance Agents, Brokers & Services - 4.44%
Arthur J. Gallagher & Co.	1,900	411,502

Miscellaneous Fabricated Metal Products - 5.79%
Parker-Hannifin Corp.	600	537,144

Retail-Building Materials, Hardware, Garden Supply - 4.15%
The Sherwin-Williams Co.	1,200	384,660

Retail-Lumber & Other Building Materials Dealers - 3.54%
The Home Depot, Inc.	1,000	328,890

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.73%
Intercontinental Exchange, Inc.	2,200	346,016

Semiconductors & Related Devices - 12.20%
Monolithic Power Systems, Inc.	700	765,345
NVIDIA Corp.	2,100	366,240

		1,131,585

Services-Business Services - 4.85%
Mastercard, Inc.	900	449,694

Services-Consumer Credit Reporting, Collection Agencies - 3.67%
S&P Global, Inc.	800	340,272

Servies-Prepackaged Software - 10.76%
Intuit, Inc.	600	259,428
Microsoft Corp.	1,000	370,170
Veeva Systems, Inc. (2)	2,100	368,886

		998,484

Software-Infrastructure - 4.40%
Fortinet, Inc. (2)	5,000	408,600

Specialty Industry Machinery - 9.21%
Lam Research Corp.	4,000	854,640

Surgical & Medical Instruments- 3.54%
Stryker Corp.	1,000	328,590

Total Common Stocks	(Cost $ 4,371,447)	9,220,751

Short-Term Invesments - 0.66%

Argent Institutional Trust Company Bank Deposit - 3.54% (3)	60,773	60,773

Total Short Term Investments	(Cost $ 60,723)	60,773

Total Investments - 100.03%	(Cost $ 4,432,220)	9,281,524

Liabilities in Excess of Other Assets - (0.03%)		(3,430)

Total Net Assets - 100.00%		9,278,094

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$9,281,524	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,281,524	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2026.